--------------------------
                                                      OMB APPROVAL
                                                      --------------------------
                                                      OMB Number: 3235-0578

                                                      Expires: May 31, 2007

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                                                      hours per response: 21.09
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07148
                                   ---------------------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3707 West Maple Road        Bloomfield Hills, Michigan             48301
--------------------------------------------------------------------------------
         (Address of principal executive offices)                  (Zip code)

                               George P. Schwartz

Schwartz Investment Counsel, Inc.  3707 W. Maple Road Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500
                                                     ----------------------

Date of fiscal year end:         December 31, 2006
                          ------------------------------------

Date of reporting period:        March 31, 2006
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS -- 99.2%                              MARKET VALUE
--------------------------------------------------------------------------------

              AEROSPACE/DEFENSE -- 4.4%
     10,000   American Science and Engineering, Inc. *            $    934,000
      8,000   General Dynamics Corporation                             511,840
     40,000   Mine Safety Appliances Company                         1,680,000
      2,500   Rockwell Collins, Inc.                                   140,875
                                                                  ------------
                                                                     3,266,715
                                                                  ------------
              BUILDING MATERIALS & CONSTRUCTION -- 6.2%
     20,000   American Woodmark Corporation                            710,000
     45,000   Pulte Homes, Inc.                                      1,728,900
     50,000   Simpson Manufacturing Company, Inc.                    2,165,000
                                                                  ------------
                                                                     4,603,900
                                                                  ------------
              BUSINESS SERVICES -- 9.0%
      5,000   Courier Corporation                                      221,700
     50,000   Diebold, Incorporated                                  2,055,000
     75,000   Neogen Corporation *                                   1,837,500
     35,000   ProQuest Company *                                       748,650
     94,000   Superior Uniform Group, Inc.                           1,034,940
    200,000   TVI Corporation *                                        790,000
                                                                  ------------
                                                                     6,687,790
                                                                  ------------
              CONSUMER -- DURABLES -- 14.6%
    135,000   Craftmade International, Inc.                          2,496,150
     45,000   Gentex Corporation                                       785,700
     65,000   Leggett & Platt, Inc.                                  1,584,050
     15,000   Mohawk Industries, Inc. *                              1,210,800
     25,000   Stanley Furniture Company, Inc.                          731,250
     77,500   Thor Industries, Inc.                                  4,135,400
                                                                  ------------
                                                                    10,943,350
                                                                  ------------
              CONSUMER -- NONDURABLES -- 12.4%
     25,000   ACCO Brands Corporation *                                555,000
     15,000   Alberto-Culver Company                                   663,450
     15,000   Chattem, Inc. *                                          564,750
      5,000   Fortune Brands, Inc.                                     403,150
      1,000   K-Swiss, Inc. - Class A                                   30,140
    150,000   Lifetime Brands, Inc.                                  4,228,500
     45,000   RC2 Corporation *                                      1,791,450
      8,486   Velcro Industries N.V.                                   125,168
     40,000   Weyco Group, Inc.                                        900,000
                                                                  ------------
                                                                     9,261,608
                                                                  ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 99.2% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------

              CONSUMER -- RETAIL -- 6.1%
     20,000   Christopher & Banks Corporation                     $    464,200
     60,000   Dollar Tree Stores, Inc. *                             1,660,200
      1,000   Ethan Allen Interiors, Inc.                               42,020
     20,000   Home Depot, Inc.                                         846,000
     25,000   Ross Stores, Inc.                                        729,750
     30,000   Zale Corporation *                                       840,900
                                                                  ------------
                                                                     4,583,070
                                                                  ------------
              EDUCATION -- 1.0%
     10,000   Education Management Corporation *                       416,000
     25,000   Nobel Learning Communities, Inc. *                       239,500
      1,000   Strayer Education, Inc.                                  102,260
                                                                  ------------
                                                                       757,760
                                                                  ------------
              ENERGY & MINING -- 2.1%
     15,000   Core Laboratories N.V. *                                 713,250
     13,000   EnCana Corporation                                       607,490
     25,000   Input/Output, Inc. *                                     242,750
                                                                  ------------
                                                                     1,563,490
                                                                  ------------
              FINANCE -- BANKS & THRIFTS -- 0.2%
      5,000   Century Bancorp, Inc. - Class A                          145,150
         30   CSB Bancorp, Inc.                                         12,300
                                                                  ------------
                                                                       157,450
                                                                   ------------
              FINANCE -- INSURANCE -- 4.4%
     13,700   Fremont Michigan InsuraCorp, Inc. - Class A *            409,630
    161,300   Meadowbrook Insurance Group, Inc. *                    1,129,100
    182,700   Unico American Corporation *                           1,753,920
                                                                  ------------
                                                                     3,292,650
                                                                  ------------
              FINANCE -- SERVICES -- 6.8%
     35,000   First Data Corporation                                 1,638,700
     10,000   First Marblehead Corporation (The)                       432,500
     13,000   Student Loan Corporation (The)                         3,029,000
                                                                  ------------
                                                                     5,100,200
                                                                  ------------
              HEALTHCARE -- 10.3%
     10,000   Henry Schein, Inc. *                                     478,600
     60,000   Kinetic Concepts, Inc. *                               2,470,200
     15,000   Lincare Holdings Inc. *                                  584,400
     10,000   Manor Care, Inc.                                         443,500
     75,000   National Dentex Corporation *                          1,742,250
     45,000   Waters Corporation *                                   1,941,750
                                                                  ------------
                                                                     7,660,700
                                                                  ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 99.2% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------

              INDUSTRIAL PRODUCTS & SERVICES -- 6.0%
     10,000   Balchem Corporation                                 $    230,700
     15,000   Dover Corporation                                        728,400
     30,000   Graco, Inc.                                            1,362,900
     25,000   Maritrans Inc.                                           610,750
      5,000   PACCAR, Inc.                                             352,400
     31,830   Strattec Security Corporation *                        1,186,941
                                                                  ------------
                                                                     4,472,091
                                                                  ------------
              REAL ESTATE -- 1.6%
     16,499   I. Gordon Corporation *                                  329,980
     25,000   PICO Holdings, Inc. *                                    822,250
                                                                  ------------
                                                                     1,152,230
                                                                  ------------
              TECHNOLOGY -- 13.4%
     50,000   Check Point Software Technologies Ltd. *               1,001,000
    175,000   Fargo Electronics, Inc. *                              2,959,250
     40,000   Lexmark International, Inc. *                          1,815,200
     73,585   Sparton Corporation                                      646,812
     80,000   Stratasys, Inc. *                                      2,358,400
    150,000   Yak Communications, Inc. *                               588,000
     15,000   Zebra Technologies Corporation - Class A *               670,800
                                                                  ------------
                                                                    10,039,462
                                                                  ------------
              UTILITIES -- 0.7%
    100,000   SEMCO Energy, Inc. *                                     554,000
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $57,912,223)              $ 74,096,466
                                                                  ------------

================================================================================
   SHARES     OPEN-END FUNDS -- 0.0%                              MARKET VALUE
--------------------------------------------------------------------------------
         43   Sequoia Fund (Cost $5,473)                          $      6,928
                                                                  ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
FACE AMOUNT   REPURCHASE AGREEMENTS (1) -- 1.3%                     MARKET VALUE
--------------------------------------------------------------------------------

$ 1,013,571   U.S. Bank N.A., 3.750%, dated 03/31/06, due 04/03/06
                repurchase proceeds: $1,013,888 (Cost $1,013,571)   $ 1,013,571
                                                                    -----------

              TOTAL INVESTMENTS AT MARKET VALUE -- 100.5%
                (Cost $58,931,267)                                  $75,116,965

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)          (390,872)
                                                                    -----------

              NET ASSETS -- 100.0%                                  $74,726,093
                                                                    ===========

* Non-income producing security.

(1) Repurchase agreements are fully collaterized by U.S. Government obligations.

See accompanying notes to Schedule of Investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)


1. SECURITIES VALUATION

The securities of the Schwartz Value Fund which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2006:

         Cost of portfolio of investments      $59,300,361
                                               ===========

         Gross unrealized appreciation         $17,429,269
         Gross unrealized depreciation          (1,612,665)
                                               -----------

         Net unrealized appreciation           $15,816,604
                                               ===========

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS -- 98.1%                              MARKET VALUE
--------------------------------------------------------------------------------

              AEROSPACE/DEFENSE -- 6.1%
     25,000   American Science and Engineering, Inc. *            $  2,335,000
     80,000   General Dynamics Corporation                           5,118,400
     20,000   Harris Corporation                                       945,800
    185,000   Mine Safety Appliances Company                         7,770,000
                                                                  ------------
                                                                    16,169,200
                                                                  ------------
              BUILDING MATERIALS & CONSTRUCTION -- 4.5%
     50,000   American Woodmark Corporation                          1,775,000
    150,000   Pulte Homes, Inc.                                      5,763,000
    100,000   Simpson Manufacturing Company, Inc.                    4,330,000
                                                                  ------------
                                                                    11,868,000
                                                                  ------------
              BUSINESS SERVICES -- 5.8%
     50,000   Automatic Data Processing, Inc.                        2,284,000
      5,000   Courier Corporation                                      221,700
    110,000   Diebold, Incorporated                                  4,521,000
    130,000   Neogen Corporation *                                   3,185,000
    140,000   ProQuest Company *                                     2,994,600
    500,000   TVI Corporation *                                      1,975,000
                                                                  ------------
                                                                    15,181,300
                                                                   ------------
              CONSUMER - DURABLES -- 15.2%
     15,000   Brunswick Corporation                                    582,900
    307,000   Craftmade International, Inc.                          5,676,430
    180,000   Gentex Corporation                                     3,142,800
     50,000   Harley-Davidson, Inc.                                  2,594,000
    250,000   Leggett & Platt, Inc.                                  6,092,500
     90,000   Mohawk Industries, Inc. *                              7,264,800
     50,000   Stanley Furniture Company, Inc.                        1,462,500
    245,000   Thor Industries, Inc.                                 13,073,200
                                                                  ------------
                                                                    39,889,130
                                                                  ------------
              CONSUMER - NONDURABLES -- 12.5%
     50,000   ACCO Brands Corporation *                              1,110,000
     65,000   Alberto-Culver Company                                 2,874,950
    100,000   Chattem, Inc. *                                        3,765,000
     20,000   Fortune Brands, Inc.                                   1,612,600
     50,000   Jones Apparel Group, Inc.                              1,768,500
    450,000   Lifetime Brands, Inc.                                 12,685,500
    140,000   RC2 Corporation *                                      5,573,400
     70,000   Sherwin-Williams Company (The)                         3,460,800
                                                                  ------------
                                                                    32,850,750
                                                                  ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 98.1% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------

              CONSUMER - RETAIL -- 7.4%
    150,000   Christopher & Banks Corporation                     $  3,481,500
    300,000   Dollar Tree Stores, Inc. *                             8,301,000
    135,000   Ross Stores, Inc.                                      3,940,650
    130,000   Zale Corporation *                                     3,643,900
                                                                  ------------
                                                                    19,367,050
                                                                  ------------
              EDUCATION -- 0.5%
     34,000   Education Management Corporation *                     1,414,400
                                                                  ------------

              ENERGY & MINING -- 6.7%
     10,000   Anadarko Petroleum Corporation                         1,010,100
     50,000   ConocoPhillips                                         3,157,500
     60,000   Core Laboratories N.V. *                               2,853,000
     25,000   Exxon Mobil Corporation                                1,521,500
    600,000   Input/Output, Inc. *                                   5,826,000
     10,000   Patterson-UTI Energy, Inc.                               319,600
     30,000   Transocean Inc. *                                      2,409,000
     15,000   XTO Energy Inc.                                          653,550
                                                                  ------------
                                                                    17,750,250
                                                                  ------------
              FINANCE - BANKS & THRIFTS -- 2.2%
     45,000   BB&T Corporation                                       1,764,000
    125,000   North Fork Bancorporation, Inc.                        3,603,750
     20,000   Synovus Financial Corporation                            541,800
                                                                  ------------
                                                                     5,909,550
                                                                  ------------
              FINANCE - INSURANCE -- 3.9%
     50,000   Everest Re Group, Ltd.                                 4,668,500
    400,000   Meadowbrook Insurance Group, Inc. *                    2,800,000
    282,945   Unico American Corporation *                           2,716,272
                                                                  ------------
                                                                    10,184,772
                                                                  ------------
              FINANCE - SERVICES -- 4.0%
     70,000   First Marblehead Corporation (The)                     3,027,500
     32,500   Student Loan Corporation (The)                         7,572,500
                                                                  ------------
                                                                    10,600,000
                                                                  ------------
              HEALTHCARE -- 11.4%
     35,000   Beckman Coulter, Inc.                                  1,909,950
    200,000   Kinetic Concepts, Inc.*                                8,234,000
     83,000   Lincare Holdings Inc. *                                3,233,680
    135,000   Manor Care, Inc.                                       5,987,250
    270,000   Mylan Laboratories Inc.                                6,318,000
    100,000   Waters Corporation *                                   4,315,000
                                                                  ------------
                                                                    29,997,880
                                                                  ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 98.1% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

              INDUSTRIAL PRODUCTS & SERVICES -- 8.2%
     60,000   3M Company                                            $  4,541,400
     75,000   Balchem Corporation                                      1,730,250
     40,000   Caterpillar Inc.                                         2,872,400
     10,000   Dover Corporation                                          485,600
     50,000   Genuine Parts Company                                    2,191,500
    150,000   Graco, Inc.                                              6,814,500
     22,500   Stericycle, Inc. *                                       1,521,450
     20,000   Teleflex Incorporated                                    1,432,600
                                                                    ------------
                                                                      21,589,700
                                                                    ------------
              REAL ESTATE -- 0.9%
     25,000   Duke Realty Corporation                                    948,750
     50,000   Health Care Property Investors, Inc.                     1,420,000
                                                                    ------------
                                                                       2,368,750
                                                                    ------------
              TECHNOLOGY -- 8.2%
     30,000   Alltel Corporation                                       1,942,500
     35,000   CenturyTel, Inc.                                         1,369,200
    450,000   Fargo Electronics, Inc. *                                7,609,500
    168,647   Sparton Corporation                                      1,482,407
    180,000   Stratasys, Inc.*                                         5,306,400
     85,000   Zebra Technologies Corporation - Class A *               3,801,200
                                                                    ------------
                                                                      21,511,207
                                                                    ------------
              UTILITIES -- 0.6%
    305,000   SEMCO Energy, Inc. *                                     1,689,700
                                                                    ------------

              TOTAL COMMON STOCKS (Cost $205,112,342)               $258,341,639
                                                                    ------------

================================================================================
FACE AMOUNT   REPURCHASE AGREEMENTS (1) -- 1.8%                     MARKET VALUE
--------------------------------------------------------------------------------

$ 4,805,938   U.S. Bank N.A., 3.750%, dated 03/31/06, due 04/03/06
                repurchase proceeds: $4,807,440 (Cost $4,805,938)   $  4,805,938
                                                                    ------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 99.9%
                (Cost $209,918,280)                                 $263,147,577

              OTHER ASSETS IN EXCESS OF LIABILTIES -- 0.1%               192,771
                                                                    ------------

              NET ASSETS -- 100.0%                                  $263,340,348
                                                                    ============


* Non-income producing security.

(1) Repurchase agreements are fully collaterized by U.S. Government obligations.


See accompanying notes to Schedule of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS -- 96.9%                              MARKET VALUE
--------------------------------------------------------------------------------

              AEROSPACE/DEFENSE -- 7.5%
     18,000   Alliant Techsystems, Inc. *                         $  1,389,060
     32,600   General Dynamics Corporation                           2,085,748
     33,300   Rockwell Collins, Inc.                                 1,876,455
                                                                  ------------
                                                                     5,351,263
                                                                  ------------
              CONSUMER - DURABLES -- 11.1%
     22,400   Black & Decker Corporation (The)                       1,946,336
     37,900   Harley-Davidson, Inc.                                  1,966,252
     37,200   Polaris Industries, Inc.                               2,029,632
     41,500   Toro Company (The)                                     1,981,625
                                                                  ------------
                                                                     7,923,845
                                                                  ------------
              CONSUMER - NONDURABLES -- 5.7%
     45,200   Kellogg Company                                        1,990,608
     60,000   McCormick & Company, Inc.                              2,031,600
                                                                  ------------
                                                                     4,022,208
                                                                  ------------
              CONSUMER - RETAIL -- 7.2%
     53,100   Bed Bath & Beyond Inc. *                               2,039,040
     73,500   Christopher & Banks Corporation                        1,705,935
     46,300   Ross Stores, Inc.                                      1,351,497
                                                                  ------------
                                                                     5,096,472
                                                                  ------------
              ENERGY & MINING -- 3.0%
     22,900   Occidental Petroleum Corporation                       2,121,685
                                                                  ------------

              FINANCE - BANKS & THRIFTS -- 5.4%
     56,200   National City Corporation                              1,961,380
     64,650   North Fork Bancorporation, Inc.                        1,863,860
                                                                  ------------
                                                                     3,825,240
                                                                  ------------
              FINANCE - INSURANCE -- 4.9%
     50,400   Arthur J. Gallagher & Co.                              1,401,624
     63,500   Brown & Brown, Inc.                                    2,108,200
                                                                  ------------
                                                                     3,509,824
                                                                  ------------
              FINANCE - SERVICES -- 6.0%
     50,950   FactSet Research Systems, Inc.                         2,259,633
     49,900   SEI Investments Company                                2,022,447
                                                                  ------------
                                                                     4,282,080
                                                                  ------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 96.9% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

              HEALTHCARE -- 13.3%
     29,300   Beckman Coulter, Inc.                                 $  1,598,901
     55,400   Biomet, Inc.                                             1,967,808
     30,100   C. R. Bard, Inc.                                         2,041,081
     55,500   Patterson Companies, Inc. *                              1,953,600
     43,600   Waters Corporation *                                     1,881,340
                                                                    ------------
                                                                       9,442,730
                                                                    ------------
              INDUSTRIAL PRODUCTS & SERVICES -- 28.7%
     46,800   AMETEK, Inc.                                             2,104,128
     63,400   CLARCOR, Inc.                                            2,257,040
     61,400   Donaldson Company, Inc.                                  2,074,706
     27,100   Expeditors International of Washington, Inc.             2,341,169
     50,300   Franklin Electric Company, Inc.                          2,748,895
     53,050   Graco, Inc.                                              2,410,061
     38,600   ITT Industries, Inc.                                     2,170,092
     30,600   Johnson Controls, Inc.                                   2,323,458
     45,000   Landstar System, Inc.                                    1,985,400
                                                                    ------------
                                                                      20,414,949
                                                                    ------------
              TECHNOLOGY -- 4.1%
     11,100   Garmin Ltd.                                                881,673
     33,400   Mettler-Toledo International Inc.   *                    2,015,356
                                                                    ------------
                                                                       2,897,029
                                                                    ------------

              TOTAL COMMON STOCKS (Cost $60,035,912)                $ 68,887,325
                                                                    ------------

================================================================================
FACE AMOUNT   REPURCHASE AGREEMENTS (1) -- 3.1%                     MARKET VALUE
--------------------------------------------------------------------------------

$ 2,173,735   U.S. Bank N.A., 3.750%, dated 03/31/06, due 04/03/06
                repurchase proceeds: $2,174,414 (Cost $2,173,735)   $  2,173,735
                                                                    ------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 100.0%
                (Cost $62,209,647)                                  $ 71,061,060

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%               15,020
                                                                    ------------

              NET ASSETS -- 100.0%                                  $ 71,076,080
                                                                    ============

* Non-income producing security.

(1) Repurchase agreements are fully collaterized by U.S. Government obligations.

See accompanying notes to Schedule of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS -- 92.8%                              MARKET VALUE
--------------------------------------------------------------------------------

              AEROSPACE/DEFENSE -- 4.7%
      8,000   General Dynamics Corporation                        $    511,840
     20,000   Mine Safety Appliances Company                           840,000
                                                                  ------------
                                                                     1,351,840
                                                                  ------------
              BUILDING MATERIALS & CONSTRUCTION -- 2.8%
     25,000   Masco Corporation                                        812,250
                                                                  ------------

              BUSINESS SERVICES -- 7.8%
     13,000   Automatic Data Processing, Inc.                          593,840
     23,000   Diebold, Incorporated                                    945,300
     55,000   ServiceMaster Company (The)                              721,600
                                                                  ------------
                                                                     2,260,740
                                                                  ------------
              CONSUMER - DURABLES -- 9.8%
     35,000   Leggett & Platt, Inc.                                    852,950
      1,000   Mohawk Industries, Inc. *                                 80,720
     25,000   Newell Rubbermaid Inc.                                   629,750
      6,000   Polaris Industries, Inc.                                 327,360
     17,500   Thor Industries, Inc.                                    933,800
                                                                  ------------
                                                                     2,824,580
                                                                  ------------
              CONSUMER - NONDURABLES -- 19.9%
     19,000   Alberto-Culver Company                                   840,370
     13,000   Avery Dennison Corporation                               760,240
     20,000   Hormel Foods Corporation                                 676,000
     18,000   J.M. Smucker Company (The)                               714,600
     18,000   Kellogg Company                                          792,720
     25,000   McCormick & Company, Inc.                                846,500
     22,000   Sherwin-Williams Company (The)                         1,087,680
                                                                  ------------
                                                                     5,718,110
                                                                  ------------
              CONSUMER - RETAIL -- 3.0%
     30,000   Ross Stores, Inc.                                        875,700
                                                                  ------------

              ENERGY & MINING -- 1.8%
      8,500   Exxon Mobil Corporation                                  517,310
                                                                  ------------

              FINANCE - BANKS & THRIFTS -- 7.4%
     22,000   BB&T Corporation                                         862,400
     10,000   North Fork Bancorporation, Inc.                          288,300
     15,000   Synovus Financial Corporation                            406,350
     15,000   United Bankshares, Inc.                                  574,050
                                                                  ------------
                                                                     2,131,100
                                                                  ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 92.8% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------

              FINANCE - INSURANCE -- 2.9%
     30,000   Arthur J. Gallagher & Co.                           $    834,300
                                                                  ------------

              FINANCE - SERVICES -- 2.4%
      3,000   Student Loan Corporation (The)                           699,000
                                                                  ------------

              HEALTHCARE -- 2.8%
     18,000   Manor Care, Inc.                                         798,300
                                                                  ------------

              INDUSTRIAL PRODUCTS & SERVICES -- 21.2%
     11,000   3M Company                                               832,590
      8,000   Caterpillar Inc.                                         574,480
     14,000   Dover Corporation                                        679,840
      7,000   Emerson Electric Co.                                     585,410
     15,000   Graco, Inc.                                              681,450
     12,000   Johnson Controls, Inc.                                   911,160
     48,000   RPM International Inc.                                   861,120
     15,000   Stanley Works (The)                                      759,900
      3,000   Teleflex Incorporated                                    214,890
                                                                  ------------
                                                                     6,100,840
                                                                  ------------
              TECHNOLOGY -- 1.6%
      7,000   Alltel Corporation                                       453,250
                                                                  ------------

              UTILITIES -- 4.7%
     14,000   Exelon Corporation                                       740,600
     15,000   FPL Group, Inc.                                          602,100
                                                                  ------------
                                                                     1,342,700
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $24,261,189)              $ 26,720,020
                                                                  ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
FACE AMOUNT   REPURCHASE AGREEMENTS (1) -- 6.1%                     MARKET VALUE
--------------------------------------------------------------------------------

$ 1,758,691   U.S. Bank N.A., 3.750%, dated 03/31/06, due 04/03/06
                repurchase proceeds: $1,759,241 (Cost $1,758,691)   $  1,758,691
                                                                    ------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 98.9%
                (Cost $26,019,880)                                  $ 28,478,711

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%              312,680
                                                                    ------------

              NET ASSETS -- 100.0%                                  $ 28,791,391
                                                                    ============


* Non-income producing security.

(1) Repurchase agreements are fully collaterized by U.S. Government obligations.

See accompanying notes to Schedule of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
================================================================================
 PAR VALUE    U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 60.3%     MARKET VALUE
--------------------------------------------------------------------------------

              U.S. TREASURIES -- 52.8%
$ 2,000,000   U.S. Treasury Note, 2.875%, due 11/30/06            $  1,974,218
  1,000,000   U.S. Treasury Note, 3.375%, due 02/28/07                 986,719
  3,500,000   U.S. Treasury Note, 3.750%, due 03/31/07               3,461,994
  3,000,000   U.S. Treasury Note, 3.000%, due 11/15/07               2,913,984
  1,000,000   U.S. Treasury Note, 3.000%, due 02/15/08                 967,305
  2,000,000   U.S. Treasury Note, 3.375%, due 02/15/08               1,947,968
  3,000,000   U.S. Treasury Note, 2.625%, due 05/15/08               2,868,282
  5,000,000   U.S. Treasury Note, 3.750%, due 05/15/08               4,892,580
  1,208,850   U.S. Treasury Inflation-Protection Note, 3.875%,
                due 01/15/09                                         1,265,609
  1,000,000   U.S. Treasury Note, 3.000%, due 02/15/09                 951,562
  1,000,000   U.S. Treasury Note, 3.375%, due 10/15/09                 953,242
  1,500,000   U.S. Treasury Note, 4.250%, due 10/15/10               1,464,961
  2,000,000   U.S. Treasury Note, 4.375%, due 08/15/12               1,948,046
  1,000,000   U.S. Treasury Note, 4.000%, due 02/15/14                 942,891
  3,500,000   U.S. Treasury Note, 4.125%, due 05/15/15               3,307,364
                                                                  ------------
                                                                    30,846,725
                                                                  ------------
              U.S. GOVERNMENT AGENCIES -- 7.5%
  1,000,000   Federal Farm Credit Bank, 4.480%, due 08/24/12           964,700
  1,000,000   Federal Farm Credit Bank, 4.600%, due 12/27/12           970,609
    500,000   Federal Home Loan Bank, 3.375%, due 07/21/08             482,132
  1,000,000   Federal Home Loan Bank, 5.477%, due 01/28/09           1,009,628
  1,000,000   Federal Home Loan Bank, 4.375%, due 02/04/10             970,259
                                                                  ------------
                                                                     4,397,328
                                                                  ------------
              TOTAL U.S. GOVERNMENT AND
                AGENCY OBLIGATIONS (Cost $36,130,124)             $ 35,244,053
                                                                  ------------

================================================================================
 PAR VALUE    CORPORATE BONDS -- 20.3%                            MARKET VALUE
--------------------------------------------------------------------------------

              CONSUMER PRODUCTS -- 3.2%
$ 1,000,000   Harley-Davidson, Inc. - 144A, 3.625%, due 12/15/08  $    958,880
  1,000,000   Leggett & Platt, Inc., 4.650%, due 11/15/14              924,131
                                                                  ------------
                                                                     1,883,011
                                                                  ------------
              FINANCE -- 5.1%
  1,000,000   Caterpillar Financial Services Corporation, 4.750%,
                due 02/17/15                                           940,862
  1,000,000   Marshall & Ilsley Bank, 5.250%, due 09/04/12             987,997
  1,000,000   Regions Financial Corporation, 7.000%, due 03/01/11    1,068,969
                                                                  ------------
                                                                     2,997,828
                                                                  ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE    CORPORATE BONDS -- 20.3% (CONTINUED)                MARKET VALUE
--------------------------------------------------------------------------------

              INDUSTRIALS -- 8.5%
$ 1,000,000   Alcoa, Inc., 6.000%, due 01/15/12                   $  1,020,502
  1,010,000   Dover Corporation, 6.250%, due 06/01/08                1,031,913
  1,000,000   Johnson Controls, Inc., 5.250%, due 01/15/11             983,368
  1,000,000   Masco Corporation, 4.800%, due 06/15/15                  911,426
  1,000,000   United Technologies Corporation, 6.350%,
                due 03/01/11                                         1,039,093
                                                                  ------------
                                                                     4,986,302
                                                                  ------------
              UTILITIES -- 3.5%
  1,000,000   National Rural Utilities Cooperative Finance
                Corporation, 6.000%, due 05/15/06                    1,000,890
  1,000,000   Southern Power Company, 6.250%, due 07/15/12           1,027,412
                                                                  ------------
                                                                     2,028,302
                                                                  ------------

              TOTAL CORPORATE BONDS (Cost $12,336,334)            $ 11,895,443
                                                                  ------------

================================================================================
   SHARES     COMMON STOCKS -- 15.3%                              MARKET VALUE
--------------------------------------------------------------------------------

              BUSINESS SERVICES -- 0.7%
     30,000   ServiceMaster Company (The)                         $    393,600
                                                                  ------------

              CONSUMER - DURABLES -- 2.4%
     30,000   Leggett & Platt, Inc.                                    731,100
     27,000   Newell Rubbermaid Inc.                                   680,130
                                                                  ------------
                                                                     1,411,230
                                                                  ------------
              ENERGY & MINING -- 0.8%
     15,000   National Fuel Gas Company                                490,800
                                                                  ------------

              FINANCE - BANKS & THRIFTS -- 2.5%
     15,000   BB&T Corporation                                         588,000
     15,000   Huntington Bancshares Incorporated                       361,950
     15,000   National City Corporation                                523,500
                                                                  ------------
                                                                     1,473,450
                                                                  ------------
              FINANCE - INSURANCE -- 1.1%
     22,000   Arthur J. Gallagher & Co.                                611,820
                                                                  ------------

              INDUSTRIAL PRODUCTS & SERVICES -- 1.1%
     35,000   RPM International Inc.                                   627,900
                                                                  ------------

              REAL ESTATE -- 1.4%
     12,000   Duke Realty Corporation                                  455,400
     10,000   Washington Real Estate Investment Trust                  363,200
                                                                  ------------
                                                                       818,600
                                                                  ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 15.3% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

              TECHNOLOGY -- 0.8%
      7,500   Alltel Corporation                                    $    485,625
                                                                    ------------

              UTILITIES -- 4.5%
     15,000   Exelon Corporation                                         793,500
     15,000   FPL Group, Inc.                                            602,100
     16,000   Pinnacle West Capital Corporation                          625,600
     18,000   Southern Company                                           589,860
                                                                    ------------
                                                                       2,611,060
                                                                    ------------

              TOTAL COMMON STOCKS (Cost $8,079,390)                 $  8,924,085
                                                                    ------------

================================================================================
FACE AMOUNT   REPURCHASE AGREEMENTS (1) -- 2.7%                     MARKET VALUE
--------------------------------------------------------------------------------

$ 1,555,316   U.S. Bank N.A., 3.750%, dated 03/31/06, due 04/03/06
                repurchase proceeds: $1,555,802 (Cost $1,555,316)   $  1,555,316
                                                                    ------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 98.6%
                (Cost $58,101,164)                                  $ 57,618,897

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%              810,446
                                                                    ------------

              NET ASSETS -- 100.0%                                  $ 58,429,343
                                                                    ============

(1) Repurchase agreements are fully collaterized by U.S. Government obligations.


See accompanying notes to Schedule of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESMENTS
MARCH 31, 2006 (UNAUDITED)

1. SECURITIES VALUATION

Securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Gains and losses on security transactions are determined on the identified cost basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2006:

                                          Ave Maria
                                       Catholic Values        Ave Maria        Ave Maria Rising       Ave Maria Bond
                                            Fund             Growth Fund        Dividend Fund             Fund

Cost of portfolio investments            $210,651,612        $ 62,209,647         $  26,019,880         $ 58,101,164
                                      ================    ================    ==================    ==================

Gross unrealized appreciation            $ 54,565,271        $ 10,258,199         $   2,756,688         $    957,445

Gross unrealized depreciation             (2,069,306)         (1,406,786)             (297,857)           (1,439,712)
                                      ----------------    ----------------    ------------------    ------------------

Net unrealized
appreciation/(depreciation)              $ 52,495,965        $  8,851,413         $   2,458,831         $   (482,267)
                                      ================    ================    ==================    ==================

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust
             ---------------------------------------------------------


By (Signature and Title)*    /s/ George P. Schwartz
                           ------------------------------------------------

                           George P. Schwartz, President

Date          May 26, 2006
      ------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ George P. Schwartz
                           ------------------------------------------------

                           George P. Schwartz, President

Date          May 26, 2006
      ------------------------------------



By (Signature and Title)*    /s/ Timothy S. Schwartz
                           ------------------------------------------------

                           Timothy S. Schwartz, Treasurer

Date          May 26, 2006
      ------------------------------------



* Print the name and title of each signing officer under his or her signature.